Acquisitions and Business Combinations - Narrative (Details) R in Millions	12 Months Ended			16 Months Ended
	Jun. 30, 2019 ZAR (R) K / $	Jun. 30, 2018 ZAR (R) K / $	Jun. 30, 2017 ZAR (R) K / $	Oct. 25, 2016 ZAR (R)	Jun. 30, 2018 USD ($) K / $	Mar. 01, 2018 R / $ $ / lb $ / oz	Oct. 26, 2016 ZAR (R)	Oct. 25, 2016 USD ($)
Disclosure of detailed information about business combination [line items]
Acquisition related costs	R 0	R 98	R 0
Foreign exchange rate assumption | K / $	3.34	3.17	3.16		3.17
Gain on bargain purchase	R 0	R 0	R 848
HVJV
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture (as a percent)				50.00%
Newcrest PNG 1 Ltd
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture (as a percent)				50.00%
Interest acquired (as a percent)				50.00%				50.00%
Moab Khotsong
Disclosure of detailed information about business combination [line items]
Consideration paid	0	3,474			$ 300,000,000
Acquisition related costs		98
Business integration expense	8	63
Fair value of net identifiable assets acquired	R 0	3,172
Moab Khotsong | Bottom of range
Disclosure of detailed information about business combination [line items]
Discount rate						8.20%
Foreign exchange rate assumption | R / $						11.86
Gold price assumption | $ / oz						1,249
Uranium price assumption | $ / lb						30.44
Moab Khotsong | Top of range
Disclosure of detailed information about business combination [line items]
Discount rate						11.30%
Foreign exchange rate assumption | R / $						15.82
Gold price assumption | $ / oz						1,302
Uranium price assumption | $ / lb						37.47
Newcrest PNG 1 Ltd
Disclosure of detailed information about business combination [line items]
Consideration paid | $								$ 1
Once off contribution				R 309				$ 22,500,000
Fair value of net identifiable assets acquired							R 848
Hidden Valley
Disclosure of detailed information about business combination [line items]
Gain on bargain purchase			R 848
Property, plant and equipment | Moab Khotsong
Disclosure of detailed information about business combination [line items]
Measurement period adjustment		R 32